Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Equity Grants

The timing of annual equity compensation award grants has been generally consistent. Grants are typically made at the regularly scheduled meetings of our Compensation Committee in January, to provide grants to Company executives, and as of the date of our annual meeting of stockholders, to provide grants to the Board. We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although when we make annual equity grants, the Compensation Committee and the Board review all elements of compensation at the same points in the year. We do not have any program, plan or practice to time grant dates of equity compensation awards to our executive officers in coordination with the release of material nonpublic information. The Board, with respect to our CEO, and the Compensation Committee, with respect to our other NEOs, may also grant equity awards from time to time in recognition of a NEO’s expanded duties and responsibilities or continuing contributions to the Company’s performance.

Award Timing Method	The timing of annual equity compensation award grants has been generally consistent. Grants are typically made at the regularly scheduled meetings of our Compensation Committee in January, to provide grants to Company executives, and as of the date of our annual meeting of stockholders, to provide grants to the Board. We do not have any program, plan or obligation that requires us to grant equity awards on specified dates, although when we make annual equity grants, the Compensation Committee and the Board review all elements of compensation at the same points in the year.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	We do not have any program, plan or practice to time grant dates of equity compensation awards to our executive officers in coordination with the release of material nonpublic information.